Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Line Items]
Income tax expense computed at U.S. federal statutory income tax rate					$ (11,628)	$ (10,050)
State income taxes					(2,257)	(1,951)
Permanent items					321	943
Valuation Allowance					13,632	11,617
Other					9	(548)
Total income tax expense	$ 34	$ 19	$ 56	$ 58	$ 77	$ 11
Income tax expense computed at U.S. federal statutory income tax rate					21.00%	21.00%
State income taxes					4.10%	4.10%
Permanent items					0.60%	2.00%
Valuation Allowance					24.60%	24.30%
Other					0.00%	1.20%
Income tax expense computed at U.S. federal statutory income tax rate			0.00%	0.10%	0.10%	0.00%